ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)									3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 08, 2024	May 13, 2024	Feb. 23, 2023	Feb. 23, 2023	Mar. 15, 2022	Mar. 11, 2022	Oct. 12, 2021	Jan. 31, 2020	Jun. 30, 2023	Sep. 30, 2024	Mar. 31, 2024	Jun. 03, 2024	May 16, 2024	Jun. 01, 2023	Mar. 31, 2023
Cash consideration for shares											$ 1,750,000
Reverse stock split	1:10 reverse stock split
Common stock, par value	$ 0.001									$ 0.001	$ 0.001				$ 0.001
Common Stock [Member]
Stock issued during period, shares, new issues									250,000	50,000,000	250,000
Cash consideration for shares											$ 250
Common stock, par value										$ 0.001
Orocidin A/S [Member]
Ownership percentage			95.00%	95.00%						95.00%		95.00%
Reverse Stock Split [Member]
Cash consideration for shares									$ 1,750,000
Reverse Stock Split [Member] | Common Stock [Member]
Cash consideration for shares									$ 250
Restricted Stock [Member] | Orocidin A/S [Member]
Number of shares issued		3,800,000
Subsequent Event [Member] | Restricted Stock [Member] | Orocidin A/S [Member]
Number of shares issued		3,800,000
Mag Mile Capital Inc [Member]
Equity interest acquired, percentage														4.99%
Orocidin A/S [Member] | Subsequent Event [Member]
Equity interest acquired, percentage													95.00%
Orocidin A/S [Member] | Common Stock [Member]
Outstanding shares percentage		95.00%
Number of shares issued		525,597
Orocidin A/S [Member] | Subsequent Event [Member] | Common Stock [Member]
Outstanding shares percentage		95.00%
Number of shares issued		525,597
Asset Purchase Agreement [Member]
Purchase price of asset								$ 7,250,000
Stock Purchase Agreement [Member] | Reddington Partners LLC [Member]
Stock issued during period, shares, new issues							511,448
Outstanding shares percentage					90.00%		90.00%
Cash consideration for shares							$ 400,000
Reverse stock split						1-for 50 reverse stock split
Common stock owned					511,448
Stock Purchase Agreement [Member] | Reddington Partners LLC [Member] | Reverse Stock Split [Member]
Stock issued during period, shares, new issues							511,448
Common stock owned					511,448
Stock Purchase Agreement [Member] | Reddington Partners LLC [Member] | Subsequent Event [Member]
Reverse stock split	1:10 reverse stock split
Common stock, par value	$ 0.001
Stock Purchase Agreement [Member] | Reddington Partners LLC [Member] | First Closing [Member]
Stock issued during period, shares, new issues						42,273
Stock Purchase Agreement [Member] | Reddington Partners LLC [Member] | First Closing [Member] | Reverse Stock Split [Member]
Stock issued during period, shares, new issues						42,273
Stock Purchase Agreement [Member] | Reddington Partners LLC [Member] | Second Closing [Member]
Stock issued during period, shares, new issues					469,175
Stock Purchase Agreement [Member] | Reddington Partners LLC [Member] | Second Closing [Member] | Reverse Stock Split [Member]
Stock issued during period, shares, new issues					469,175
Contribution Agreement [Member]
Stock issued during period, shares, new issues			250,000	250,000
Outstanding shares percentage			100.00%	100.00%
Common stock, par value			$ 0.001	$ 0.001
Contribution Agreement [Member] | Nordicus Partners A/S [Member]
Ownership percentage			100.00%	100.00%